Deficiency in Stockholders' Equity (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares
Stock options outstanding, beginning balance	1,124,410	0
Shares Granted	2,634,500	1,124,410
Shares Exercised	0	0
Stock options outstanding, ending balance	3,758,910	1,124,410
Weighted Average Exercise Price
Weighted average exercise price, outstanding	$ 0.77	$ 0.00
Weighted average exercise price - shares Granted	0.75	0.77
Weighted average exercise price - shares Exercised	0.00	0.00
Weighted average exercise price - shares Cancelled	0.00	0.00
Weighted average exercise price, outstanding	0.76	$ 0.77
Weighted average fair value of options granted	$ 2,634,500
Canfield [Member]
Shares
Stock options outstanding, beginning balance	300,000	0
Shares Granted		300,000
Shares Exercised		0
Shares Canceled		0
Stock options outstanding, ending balance		300,000
Weighted Average Exercise Price
Weighted average exercise price, outstanding	$ 0.55	$ 0
Weighted average exercise price - shares Granted		0.55
Weighted average exercise price - shares Exercised		0
Weighted average exercise price - shares Cancelled		0
Weighted average exercise price, outstanding		0.55
Weighted average fair value of options granted		$ 0.55